Share Capital and Reserves - Schedule of Fair Value and Assumptions for the Options Granted (Details) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 18, 2025
Schedule of Fair Value and Assumptions for the Options Granted [Line Items]
Risk-free Interest Rate		3.55%	3.50%
Volatility			60.00%
April 16, 2024 [Member]
Schedule of Fair Value and Assumptions for the Options Granted [Line Items]
Expected Life of Options		5
Share Price at Grant Date		$ 0.54
Exercise Price	[1]	$ 0.54
Risk-free Interest Rate		3.76%
Volatility		0.76%
Black-Scholes Fair Value	[1]	0.26
August 15, 2024 [Member]
Schedule of Fair Value and Assumptions for the Options Granted [Line Items]
Expected Life of Options		5
Share Price at Grant Date		$ 0.33
Exercise Price	[1]	$ 0.54
Risk-free Interest Rate		2.98%
Volatility		0.74%
Black-Scholes Fair Value	[1]	0.12
October 17, 2024 [Member]
Schedule of Fair Value and Assumptions for the Options Granted [Line Items]
Expected Life of Options		5
Share Price at Grant Date		$ 0.42
Exercise Price	[1]	$ 0.45
Risk-free Interest Rate		2.93%
Volatility		0.75%
Black-Scholes Fair Value	[1]	0.18
December 13, 2024 [Member]
Schedule of Fair Value and Assumptions for the Options Granted [Line Items]
Expected Life of Options		5
Share Price at Grant Date		$ 0.42
Exercise Price	[1]	$ 0.45
Risk-free Interest Rate		2.97%
Volatility		0.75%
Black-Scholes Fair Value	[1]	0.18
April 1, 2025 [Member]
Schedule of Fair Value and Assumptions for the Options Granted [Line Items]
Expected Life of Options		5
Share Price at Grant Date		$ 0.62
Exercise Price	[1]	$ 0.62
Risk-free Interest Rate		2.57%
Volatility		0.76%
Black-Scholes Fair Value	[1]	0.27
September 4, 2025 [Member]
Schedule of Fair Value and Assumptions for the Options Granted [Line Items]
Expected Life of Options		5
Share Price at Grant Date		$ 1.8
Exercise Price	[1]	$ 1.83
Risk-free Interest Rate		2.90%
Volatility		0.72%
Black-Scholes Fair Value	[1]	0.8

[1]	Exercise price and Black-Scholes fair value have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted